Employee Benefits Expense	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee Benefits Expense

13. Employee benefits expense

Employee benefits expense are detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	186,833	175,090	154,852
Social security costs	41,364	40,025	30,721
Pension costs	7,346	7,036	5,970
Share-based payment expense	132	113	287
Included in Selling and Marketing expenses:
Wages and salaries	13,504	12,423	13,978
Social security costs	2,590	2,442	1,606
Pension costs	409	390	433
Share-based payment expense	427	57	1,024
Included in Research and Development expenses:
Wages and salaries	16,352	14,430	12,463
Social security costs	2,101	1,862	1,496
Pension costs	679	466	358
Share-based payment expense	(46)	167	800
Included in General and Administrative expenses:
Wages and salaries	29,487	24,518	22,272
Social security costs	5,299	4,846	3,612
Pension costs	1,116	699	510
Share-based payment expense	1,422	1,639	5,991
Total employee benefits expense	309,015	286,203	256,373

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2024	2023	2022
Executives	80	70	57
Managers	220	211	137
Employees	5,282	5,260	4,781
Total Workforce	5,582	5,541	4,975